(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
(Loss)/profit for the year on discontinued operations		$ 0	$ (600,000)
Provisions		345,000	2,454,000
Biosynth [Member]
Disclosure of classes of share capital [line items]
Provisions			150,000,000,000
Cash proceeds from discontinued operations	$ 30,000,000
Outstanding receivables			423,000,000,000
Sweden [Member] | Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year on discontinued operations		$ 0	$ (573,000)	$ 12,850,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		371,513,458	359,193,482	153,099,405
Diluted earnings per share denominator		488,155,270	404,096,277	178,016,062
Basic (loss)/earnings per ordinary share for discontinued operations			$ (573,000)	$ 12,850,000
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 0	$ (573,000)	$ 12,850,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		18,575,673	17,959,674	7,654,970
Diluted earnings per share denominator		24,407,764	20,204,814	8,900,803
Basic (loss)/earnings per ordinary share for discontinued operations		$ 0	$ (573,000)	$ 12,850,000
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 0	$ 573,000	$ 12,850,000